MIDWEST
                                     GROUP

November 4, 1996


Securities and Exchange Commission
Public Filing Desk
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Re:  Midwest Group Tax Free Trust
     File Nos. 2-72101 and 811-3174

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to Midwest Group Tax Free Trust's registration statement on Form N-1A and (ii) the text of the most recent amendment (Post-Effective Amendment No. 38) has been filed electronically.

Very truly yours,

/s/ John F. Splain

John F. Splain
Secretary


                     Midwest Group Financial Services, Inc.
                    a subsidiary of Leshner Financial, Inc.
       312 Walnut Street Cincinnati, Ohio 45202 513.629.2000 800.543.8721